Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions [Abstract]
COMSYS Acquisition, Fair Value of Assets Acquired and Liabilities Assumed
The following table summarizes the fair value of the assets acquired and liabilities assumed as of the acquisition date of April 5, 2010:

Cash and cash equivalents	$0.9
Accounts receivable, net	207.0
Prepaid expenses and other assets	2.1
Total current assets	210.0

Goodwill	281.6
Intangible assets	127.1
Other assets	50.5
Property and equipment	5.2
Total assets	$674.4

Accounts payable	$135.9
Employee compensation payable	40.8
Accrued liabilities	14.3
Total current liabilities	191.0

Other long-term liabilities	56.4
Total liabilities assumed	247.4
Net assets acquired	$427.0

COMSYS Acquisition, Pro Forma Information
The following unaudited pro forma information reflects the results of ManpowerGroup's operations for the year ended December 31, 2010 as if the COMSYS acquisition had been completed at the beginning of the period. Pro forma adjustments have been made to illustrate the incremental impact on earnings of amortization expense related to the acquired intangible assets, lost interest income that would have been earned on the cash proceeds used to acquire COMSYS and the tax impact of these respective items.

2010
Revenues from services
Pro forma	$19,036.1
As reported	$18,866.5

Net (loss) earnings
Pro forma	$(269.9)
As reported	$(263.6)

Net (loss) earnings per share — diluted
Pro forma	$(3.30)
As reported	$(3.26)